Derivative Instruments and Hedging Activities - Additional Information (Detail)	Dec. 31, 2013 Counterparty
Derivative [Line Items]
Number of counterparties	14
Fixed-Price Swaps [Member] | 2014 [Member] | Nymex Henry Hub [Member] | Derivatives Not Designated as Cash Flow Hedging Instruments [Member] | Open Natural Gas Derivative Positions [Member]
Derivative [Line Items]
Open positions	55,900,000
Weighted average fixed price	4.35